Cost Analysis (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Cost of Sales and Operating Costs Analysis

	2019 € m	2018 € m	2017 € m
Cost of sales analysis
Raw materials and goods for resale	5,216	5,058	4,785
Employment costs (note 7)	3,467	3,155	2,869
Energy conversion costs	1,307	1,222	1,004
Repairs and maintenance	980	882	811
Depreciation, amortisation and impairment (i)	1,225	939	830
Change in inventory	(62)	(179)	(117)
Other production expenses (primarily sub-contractor costs)	4,713	4,495	4,093
Total	16,846	15,572	14,275

Operating costs analysis
Selling and distribution costs	4,062	3,822	3,561
Administrative expenses	1,727	1,776	1,890
Total	5,789	5,598	5,451

(i) Depreciation, amortisation and impairment analysis

Summary of Depreciation, Amortisation and Impairment Analysis

	Cost of sales			Operating costs			Total
	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m
Depreciation and depletion (note 15, 22)	1,219	903	830	223	127	121	1,442	1,030	951
Amortisation of intangible assets (note 16)	-	-	-	57	59	52	57	59	52
Impairment of property, plant and equipment (note 15)	6	36	-	1	-	-	7	36	-
Impairment of intangible assets (note 16)	-	-	-	-	20	-	-	20	-
Total	1,225	939	830	281	206	173	1,506	1,145	1,003